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May 23, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  The Diversified Investors Strategic Allocation Fund
     Post-Effective Amendment No. 1 to Registration
     Statement on Form N-1A; Registration Nos. 33-00295 and Post Effective Amendment No. 2 to Registration Statement on Form N-1A under the Investment Company Act File No. 811-07495


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Diversified Investors Strategic Variable Funds hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 (under the 1933 Act) to its Registration Statement on Form N-1A and Post-Effective Amendment No. 2 (under the 1940 Act) to its Registration Statement on Form N-1A; and

2. the test of Post-Effective Amendment Nos. 1 and 2 to Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 28, 1997.


Very truly yours,



/s/ Catherine A. Mohr
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Catherine A. Mohr
Vice President